Equity - Additional Information (Details) $ in Thousands, ₩ in Millions			12 Months Ended
	Jan. 15, 2026 KRW (₩) shares	May 15, 2025 KRW (₩) shares	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2025 USD ($)
Hybrid Securities [Line Items]
Hybrid securities			₩ 4,359,388		₩ 5,082,578		$ 3,017,817
Purchase of treasury shares			1,480,000	$ 1,024,541	₩ 820,000	₩ 571,745
Resolution of Board of Directors July Twenty Three Twenty Twenty Four [Member]
Hybrid Securities [Line Items]
Purchase of treasury shares		₩ 400,000
Number of Treasury Stock Shares Retired | shares		4,575,874
Resolution of Board of Directors October Twenty Four Twenty Twenty Four [Member]
Hybrid Securities [Line Items]
Purchase of treasury shares		₩ 100,000
Number of Treasury Stock Shares Retired | shares		1,089,097
Resolution of Board of Directors February Five Twenty Twenty Five [Member]
Hybrid Securities [Line Items]
Purchase of treasury shares		₩ 520,000
Number of Treasury Stock Shares Retired | shares		6,401,349
Resolution of Board of Directors April Twenty Four Twenty Twenty Five [Member]
Hybrid Securities [Line Items]
Purchase of treasury shares	₩ 300,000
Number of Treasury Stock Shares Retired | shares	3,047,395
Resolution of Board of Directors July Twenty Four Twenty Twenty Five [Member]
Hybrid Securities [Line Items]
Purchase of treasury shares	₩ 660,000
Number of Treasury Stock Shares Retired | shares	5,564,253
Kookmin Bank
Hybrid Securities [Line Items]
Hybrid securities			1,065,613
KB Securities Co., Ltd.
Hybrid Securities [Line Items]
Hybrid securities			232,672
KB Life Insurance Co Ltd [Member]
Hybrid Securities [Line Items]
Hybrid securities			49,800
KB Kookmin Card Co Ltd [Member]
Hybrid Securities [Line Items]
Hybrid securities			249,150
KB Real Estate Trust Co., Ltd [Member]
Hybrid Securities [Line Items]
Hybrid securities			₩ 19,993